Other Reserves - Summary of Other Reserves (Detail) - USD ($) $ in Millions		3 Months Ended			9 Months Ended
		Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders		$ 6,046	$ 3,930	$ 5,068	$ 17,092	$ 16,905
Scrip dividends						3,120
Repurchases of shares	[1]				(2,007)
Merger Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					37,298	37,311
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income					0
Scrip dividends						(9)
Repurchases of shares					0
Share-based compensation		0			0
Ending balance		37,298		37,302	37,298	37,302
Merger Reserve [Member] | As previously published [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					37,298
Merger Reserve [Member] | Impact of IFRS 9 [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					0
Share Premium Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					154	154
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income					0
Scrip dividends						0
Repurchases of shares					0
Share-based compensation		0		0	0	0
Ending balance		154		154	154	154
Share Premium Reserve [Member] | As previously published [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					154
Share Premium Reserve [Member] | Impact of IFRS 9 [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					0
Capital Redemption Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					84	84
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income					0
Scrip dividends						0
Repurchases of shares					4
Share-based compensation				0		0
Ending balance		88		84	88	84
Capital Redemption Reserve [Member] | As previously published [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					84
Capital Redemption Reserve [Member] | Impact of IFRS 9 [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					0
Share Plan Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					1,440	1,644
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income					0
Scrip dividends						0
Repurchases of shares					0
Share-based compensation		25		(309)	25	(309)
Ending balance		1,465		1,335	1,465	1,335
Share Plan Reserve [Member] | As previously published [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					1,440
Share Plan Reserve [Member] | Impact of IFRS 9 [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					0
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					(22,182)	(27,895)
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					(670)	7,735
Transfer from other comprehensive income					(1,108)
Scrip dividends						0
Repurchases of shares					0
Share-based compensation		0		0	0	0
Ending balance		(23,960)		(20,160)	(23,960)	(20,160)
Accumulated Other Comprehensive Income [Member] | As previously published [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					(22,044)
Accumulated Other Comprehensive Income [Member] | Impact of IFRS 9 [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					(138)
Other Reserves [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					16,794	11,298
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					(670)	7,735
Transfer from other comprehensive income					(1,108)
Scrip dividends	[2]					(9)
Repurchases of shares	[1],[2]				4
Share-based compensation		25		(309)	25	(309)
Ending balance		$ 15,045		$ 18,715	15,045	$ 18,715
Other Reserves [Member] | As previously published [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					16,932
Other Reserves [Member] | Impact of IFRS 9 [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance					$ (138)

[1]	On July 26, 2018 Shell entered into an irrevocable, non-discretionary arrangement to enable the repurchase of A ordinary and/or B ordinary shares for cancellation, covering the period up to and including October 25, 2018. The repurchase of shares recognised through retained earnings in the quarter represents the aggregate maximum consideration Shell is contractually bound to under this first tranche of the buyback programme, plus associated stamp duty.
[2]	See Note 5 "Other reserves".